UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 2.0%
United Technologies Corp.	129,504	$15,177,869

		$15,177,869

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	100,804	$7,380,869

		$7,380,869

Banks — 5.7%
Bank of America Corp.	859,203	$13,223,134
JPMorgan Chase & Co.	335,611	20,331,315
PNC Financial Services Group, Inc. (The)	106,809	9,958,871

		$43,513,320

Beverages — 2.0%
Constellation Brands, Inc., Class A(1)	130,788	$15,198,873

		$15,198,873

Biotechnology — 3.0%
Celgene Corp.(1)	117,948	$13,597,046
Gilead Sciences, Inc.(1)	93,740	9,198,706

		$22,795,752

Capital Markets — 1.1%
Credit Suisse Group AG(1)	304,764	$8,199,347

		$8,199,347

Chemicals — 1.4%
Monsanto Co.	96,180	$10,824,097

		$10,824,097

Communications Equipment — 2.3%
QUALCOMM, Inc.	251,499	$17,438,941

		$17,438,941

Consumer Finance — 3.0%
American Express Co.	163,721	$12,789,885
Discover Financial Services	171,812	9,681,606

		$22,471,491

Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	78,131	$3,799,511

		$3,799,511

Electric Utilities — 1.5%
NextEra Energy, Inc.	109,437	$11,386,920

		$11,386,920

Electronic Equipment, Instruments & Components — 1.8%
Corning, Inc.	611,617	$13,871,474

		$13,871,474

Food & Staples Retailing — 1.8%
CVS Health Corp.	135,589	$13,994,141

		$13,994,141

Security	Shares	Value
Food Products — 4.2%
General Mills, Inc.	103,150	$5,838,290
Hershey Co. (The)	78,775	7,949,185
Mondelez International, Inc., Class A	305,363	11,020,551
Unilever NV	166,919	6,975,135

		$31,783,161

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	330,904	$15,330,782
Medtronic PLC	208,138	16,232,683

		$31,563,465

Health Care Technology — 1.6%
Cerner Corp.(1)	162,877	$11,932,369

		$11,932,369

Household Durables — 1.3%
Mohawk Industries, Inc.(1)	53,395	$9,918,121

		$9,918,121

Industrial Conglomerates — 5.8%
Danaher Corp.	156,921	$13,322,593
General Electric Co.	719,933	17,861,538
Roper Industries, Inc.	73,472	12,637,184

		$43,821,315

Insurance — 2.9%
Aflac, Inc.	186,560	$11,941,706
XL Group PLC	273,858	10,077,974

		$22,019,680

Internet & Catalog Retail — 2.3%
Amazon.com, Inc.(1)	46,173	$17,180,973

		$17,180,973

Internet Software & Services — 7.3%
Facebook, Inc., Class A(1)	173,891	$14,296,449
Google, Inc., Class C(1)	56,235	30,816,780
Twitter, Inc.(1)	202,019	10,117,111

		$55,230,340

IT Services — 2.3%
Visa, Inc., Class A	273,018	$17,858,107

		$17,858,107

Machinery — 1.5%
Deere & Co.	129,746	$11,377,427

		$11,377,427

Media — 5.2%
Comcast Corp., Class A	240,635	$13,588,658
Live Nation Entertainment, Inc.(1)	350,339	8,839,053
Walt Disney Co. (The)	162,601	17,055,219

		$39,482,930

Multi-Utilities — 1.5%
Sempra Energy	103,750	$11,310,825

		$11,310,825

Multiline Retail — 1.1%
Dollar General Corp.(1)	108,917	$8,210,163

		$8,210,163

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.9%
Anadarko Petroleum Corp.	132,104	$10,939,532
Devon Energy Corp.	197,737	11,925,519
Exxon Mobil Corp.	223,284	18,979,140
Occidental Petroleum Corp.	144,025	10,513,825

		$52,358,016

Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co.	117,100	$7,552,950
Eli Lilly & Co.	154,300	11,209,895
Merck & Co., Inc.	244,208	14,037,076
Perrigo Co. PLC	75,150	12,441,082
Teva Pharmaceutical Industries, Ltd. ADR	61,800	3,850,140

		$49,091,143

Real Estate Investment Trusts (REITs) — 1.9%
Simon Property Group, Inc.	74,452	$14,565,789

		$14,565,789

Semiconductors & Semiconductor Equipment — 1.5%
NXP Semiconductors NV(1)	113,813	$11,422,273

		$11,422,273

Software — 3.5%
Microsoft Corp.	184,598	$7,504,832
Oracle Corp.	318,646	13,749,575
SAP SE	78,674	5,686,348

		$26,940,755

Specialty Retail — 0.9%
TJX Cos., Inc. (The)	100,181	$7,017,679

		$7,017,679

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	279,289	$34,751,930

		$34,751,930

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	138,005	$13,846,042

		$13,846,042

Tobacco — 2.0%
Altria Group, Inc.	308,707	$15,441,524

		$15,441,524

Wireless Telecommunication Services — 1.5%
T-Mobile US, Inc.(1)	136,224	$4,316,938
Vodafone Group PLC	2,266,289	7,416,029

		$11,732,967

Total Common Stocks (identified cost $567,104,864)		$754,909,599

Put Options Purchased — 0.3%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	293	$1,995	4/2/15	$7,325
S&P 500 Index	289	1,985	4/10/15	88,145
S&P 500 Index	288	2,035	4/17/15	416,160
S&P 500 Index	292	1,975	4/24/15	232,140
S&P 500 Index FLEX	295	2,025	4/1/15	513
S&P 500 Index FLEX	290	1,995	4/6/15	26,540
S&P 500 Index FLEX	290	1,965	4/8/15	19,978
S&P 500 Index FLEX	287	1,990	4/13/15	108,461
S&P 500 Index FLEX	291	2,025	4/15/15	275,675
S&P 500 Index FLEX	288	2,040	4/20/15	468,062
S&P 500 Index FLEX	288	2,000	4/22/15	276,027
S&P 500 Index FLEX	287	2,005	4/27/15	374,881

Total Put Options Purchased (identified cost $3,844,706)				$2,293,907

Short-Term Investments — 0.0%(2)

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(3)			$14	$14,086

Total Short-Term Investments (identified cost $14,086)				$14,086

Total Investments — 99.7% (identified cost $570,963,656)				$757,217,592

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	293	$2,110	4/2/15	$(10,255)
S&P 500 Index	289	2,100	4/10/15	(137,275)
S&P 500 Index	288	2,130	4/17/15	(51,840)
S&P 500 Index	292	2,095	4/24/15	(386,900)
S&P 500 Index FLEX	295	2,129	4/1/15	—
S&P 500 Index FLEX	290	2,111	4/6/15	(30,705)
S&P 500 Index FLEX	290	2,085	4/8/15	(236,873)
S&P 500 Index FLEX	287	2,112	4/13/15	(113,081)
S&P 500 Index FLEX	291	2,122	4/15/15	(86,593)
S&P 500 Index FLEX	288	2,139	4/20/15	(60,796)
S&P 500 Index FLEX	288	2,107	4/22/15	(271,411)
S&P 500 Index FLEX	287	2,116	4/27/15	(249,011)

Total Call Options Written (premiums received $4,002,301)				$(1,634,740)

Other Assets, Less Liabilities — 0.5%				$3,861,874

Net Assets — 100.0%				$759,444,726

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $2,040.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$569,816,199

Gross unrealized appreciation	$195,692,161
Gross unrealized depreciation	(8,290,768)

Net unrealized appreciation	$187,401,393

Written options activity for the fiscal year to date ended March 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,547	$4,179,654
Options written	11,133	13,935,031
Options terminated in closing purchase transactions	(2,666)	(3,886,162)
Options expired	(8,536)	(10,226,222)

Outstanding, end of period	3,478	$4,002,301

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At March 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against the risk, the Fund enters into forward foreign currency exchange contracts. At March 31, 2015, there were no forward foreign currency exchange contracts outstanding.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$2,293,907	$—
Written options	—	(1,634,740)

Total	$2,293,907	$(1,634,740)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$95,655,908	$—	$—	$95,655,908
Consumer Staples	69,442,564	6,975,135	—	76,417,699
Energy	52,358,016	—	—	52,358,016
Financials	102,570,280	8,199,347	—	110,769,627
Health Care	115,382,729	—	—	115,382,729
Industrials	77,757,480	—	—	77,757,480
Information Technology	171,827,472	5,686,348	—	177,513,820
Materials	10,824,097	—	—	10,824,097
Telecommunication Services	8,116,449	7,416,029	—	15,532,478
Utilities	22,697,745	—	—	22,697,745
Total Common Stocks	$726,632,740	$28,276,859 *	$—	$754,909,599
Put Options Purchased	$743,770	$1,550,137	$—	$2,293,907
Short-Term Investments	—	14,086	—	14,086
Total Investments	$727,376,510	$29,841,082	$—	$757,217,592

Liability Description
Call Options Written	$(586,270)	$(1,048,470)	$—	$(1,634,740)
Total	$(586,270)	$(1,048,470)	$—	$(1,634,740)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015